ACQUISITIONS	12 Months Ended
Mar. 31, 2015
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(1)	Acquisition of iKang Shanghai Jianwei

On August 17, 2012, the Group acquired 100% equity interest of iKang Shanghai Jianwei, which provides medical examination services with cash consideration of $1,249. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$39
Non-current assets	463
Deferred tax assets	274

Total	776

Intangible assets acquired:
Customer relationship	71	5.3 years
Operating license	32	1.4 years
Goodwill	396
Deferred tax liability	(26)

Total	473

Total consideration	$1,249

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shanghai Jianwei have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Shanghai Jianwei contributed net revenue of $300, $1,122 and $3,116, and net loss of $647 and $773 and net income of $527 to the Group’s consolidated statements of operations in the years ended March 31, 2013, 2014 and 2015, respectively.

(2)	Acquisition of iKang Changchun

On November 5, 2012, the Group acquired 100% equity interest of iKang Changchun, which provides medical examination services with cash consideration of $915. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$5
Non-current assets	307

Total	312

Intangible assets acquired:
Customer relationship	165	6.1 years
Favorable lease contract	21	5.1 years
Operating license	48	2.5 years
Goodwill	427
Deferred tax liability	(58)

Total	603

Total consideration	$915

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Changchun have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Changchun contributed net revenue of $25, $593 and $996, and net loss of $301, $832 and $384 to the Group’s consolidated statements of operations in the years ended March 31, 2013, 2014 and 2015, respectively.

(3)	Acquisition of iKang Guangzhou Wokang

On December 3, 2012, the Group acquired 100% equity interest of iKang Guangzhou Wokang, which provides medical examination services with cash consideration of $2,986. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$117
Non-current assets	550
Current liabilities	(44)

Total	623

Intangible assets acquired:
Customer relationship	175	6.0 years
Favorable lease contract	1,074	9.8 years
Operating license	48	3.1 years
Goodwill	1,390
Deferred tax liability	(324)

Total	2,363

Total consideration	$2,986

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Guangzhou Wokang have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Guangzhou Wokang contributed net revenue of $7, $2,737 and $ 4,184, and net loss of $273 and net income of $964 and $1,364 to the Group’s consolidated statements of operations in the years ended March 31, 2013, 2014 and 2015, respectively.

(4)	Acquisition of Yuanhua BVI, Yuanhua WFOE, Yuanhua information and Yuanhua Clinic (collectively, “Yuanhua”)

On July 31, 2013, the Group acquired 100% equity interest of Yuanhua, which provides medical examination related services with cash consideration of $27,600. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$8,059
Non-current assets	1,150
Deferred tax assets	371
Current liabilities	(6,060)

Total	3,520

Intangible assets acquired:
Trade name	4,830
Customer relationship	6,307	5.0-7.4 years
Operating license	49	2.3 years
Contract backlog	49	0.9 years
Goodwill	15,654
Deferred tax liability	(2,809)

Total	24,080

Total consideration	$27,600

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Yuanhua have been included in the Group’s consolidated financial statements since the date of acquisition. Yuanhua contributed net revenue of $10,091 and $15,757, and net loss of $1,023 and net income of $423 to the Group’s consolidated statements of operations in the years ended March 31, 2014 and 2015, respectively.

(5)	Acquisition of Nanjing Aoyang TCM Clinic Co., Ltd. and Nanjing Aoyang Shunkang Health Information Consultancy Co., Ltd. (collectively, “Nanjing Aoyang”)

On September 1, 2013, the Group acquired 100% equity interest of Nanjing Aoyang, which provides medical examination services with cash consideration of $4,085. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Current assets	$15
Non-current assets	3,314

Total	3,329

Intangible assets acquired:
Operating license	33	1.3 years
Goodwill	731
Deferred tax liability	(8)

Total	756

Total consideration	$4,085

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Nanjing Aoyang have been included in the Group’s consolidated financial statements since the date of acquisition. Nanjing Aoyang contributed net revenue of $218 and $318, and net loss of $1,145 and $1,645 to the Group’s consolidated statements of operations in the years ended March 31, 2014 and 2015, respectively.

(6)	Acquisition of Zhejiang Huzhou Ailikang Investment Management Co. Ltd. (“Zhejiang Ailikang”)

On December 31, 2013, the Group acquired 100% equity interest of Zhejiang Ailikang, which holds 100% equity of Hangzhou Aibo Huagang Clinic Co. Ltd., a company providing medical examination service, for cash consideration of $1,663. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$2
Non-current assets	576
Current liabilities	(818)

Total	(240)

Intangible assets acquired:
Favorable lease contract	283	5.3 years
Operating license	83	2.7 years
Goodwill	1,628
Deferred tax liability	(91)

Total	1,903

Total consideration	$1,663

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Zhejiang Ailikang have been included in the Group’s consolidated financial statements since the date of acquisition. Zhejiang Ailikang contributed net revenue of nil and $2, and net loss of $158 and $321 to the Group’s consolidated statements of operations in the years ended March 31, 2014 and 2015, respectively.

(7)	Acquisition of MediFast

On January 14, 2014, the Group acquired 80% equity interest of MediFast, which provides medical examination, health management and medical services, with cash consideration of $8,113.  Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$1,944
Non-current assets	927
Current liabilities	(1,431)

Total	(1,440)

Intangible assets acquired:
Customer relationship	2,825	5.0-10.0 years
Non-compete agreement	451	3.0 years
Trade-name	374	Indefinite
Goodwill	5,332
Deferred tax liability	(619)

Total	8,363

Non-controlling interest	(1,690)

Total consideration	$8,113

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of MediFast have been included in the Group’s consolidated financial statements since the date of acquisition.  MediFast contributed net revenue of $2,570 and $12,563, and net income of $328 and $486 to the Group’s consolidated statements of operations in the years ended March 31, 2014 and 2015, respectively.

(8)	Acquisition of Shanghai Huajian Management

The Group purchased 33% equity interest of Shanghai Huajian Management from an individual shareholder in January 2014 with a consideration of $6,376.

Subsequently, the Group signed agreements with two other shareholders of Shanghai Huajian Management to acquire the remaining 37% and 30% of Shanghai Huajian Management for cash considerations of $7,484 and $5,382 in May and June 2014 respectively. The acquisition of the above 67% equity interest of Shanghai Huajian Management was completed on July 1, 2014. Additionally, iKang granted 300,000 options to one of the former shareholders of Shanghai Huajian Management on August 1, 2014 pursuant to an agreement entered into on December 30, 2013. The exercise price for the option is $16.18 per share (or equivalent to $8.09 per ADS). The grant of the options was considered by management to be additional purchase consideration for Shanghai Huajian Management with a fair value of $7,202.

On July 1, 2014, iKang obtained control of Shanghai Huajian Management. At the date of the acquisition, iKang’s existing 33% equity interest in Shanghai Huajian Management was remeasured to its fair value of $7,661, resulting in a gain of $883 recognized in the year ended March 31, 2015.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$4,738
Non-current assets	5,673
Current liabilities	(5,413)

Total	4,998

		Estimated
		useful lives
Intangible assets acquired:
Customer relationship	7,339	5.5 years
Trade name	4,371	Indefinite
Operating license	97	3.0 years
Goodwill	14,032
Deferred tax liability	(3,108)

Total	22,731

Total fair value of business acquired	$27,729

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Shanghai Huajian Management have been included in the Group’s consolidated financial statements since the date of acquisition.  Shanghai Huajian Management contributed net revenue of $10,772, and net loss of $676 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(9)	Acquisition of iKang Shenyang Hospital

On November 14, 2014, the Group acquired 100% equity interest of iKang Shenyang Hospital, which provides medical examination services with cash consideration of $1,636. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Non-current assets	$645

Total	645

Intangible assets acquired:
Operating license	110	4.0 years
Goodwill	982
Deferred tax liability	(101)

Total	991

Total consideration	$1,636

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shenyang Hospital have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Shenyang Hospital contributed net revenue of $469, and net loss of $392 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(10)	Acquisition of iKang Shenyang Ningshan Hospital

On November 19, 2014, the Group acquired 100% equity interest of iKang Shenyang Ningshan Hospital, which provides medical examination services with cash consideration of $1,628. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$7

Total	7

Intangible assets acquired:
Favorable lease contract	554	2.8 years
Operating license	109	5.0 years
Goodwill	1,124
Deferred tax liability	(166)

Total	1,621

Total consideration	$1,628

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shenyang Ningshan Hospital have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Shenyang Ningshan Hospital contributed net revenue of $144, and net loss of $124 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(11)	Acquisition of Gold iKang Shenyang Hospital

On December 19, 2014, the Group acquired 100% equity interest of Gold iKang Shenyang Hospital, which provides medical examination related services with cash consideration of $6,447. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$2,832

Current liabilities	(55)

Total	2,777

Intangible assets acquired:
Customer relationship	210	5.0 years
Operating license	64	2.5 years
Goodwill	3,464
Deferred tax liability	(68)

Total	3,670

Total consideration	$6,447

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Gold iKang Shenyang Hospital have been included in the Group’s consolidated financial statements since the date of acquisition. Gold iKang Shenyang Hospital contributed net revenue of $44, and net loss of $475 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(12)	Acquisition of iKang Tianjin Hedong Dongrun

On February 17, 2015, the Group acquired 100% equity interest of iKang Tianjin Hedong Dongrun, which provides medical examination services with cash consideration of $3,032. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$141
Non-current assets	634
Current liabilities	(90)

Total	685

Intangible assets acquired:
Customer relationship	479	5.0 years
Operating license	48	1.4 years
Goodwill	2,099
Deferred tax liability	(279)

Total	2,347

Total consideration	$3,032

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Tianjin Hedong Dongrun have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Tianjin Hedong Dongrun contributed net revenue of $30, and net loss of $47 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(13)	Acquisition of iKang Tianjin Hexi Fenghui

On February 17, 2015, the Group acquired 100% equity interest of iKang Tianjin Hexi Fenghui, a company providing medical examination services, for cash consideration of $2,073. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$133
Non-current assets	356
Current liabilities	(3)

Total	486

Intangible assets acquired:
Customer relationship	415	5.0 years
Operating license	64	1.9 years
Goodwill	1,228
Deferred tax liability	(120)

Total	1,587

Total consideration	$2,073

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Tianjin Hexi Fenghui have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Tianjin Hexi Fenghui contributed net revenue of $59, and net loss of $73 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(14)	Acquisition of WA Health Care

On March 3, 2015, the Group acquired 70% equity interest of WA Health Care, which provides high-end medical services and operates two medical centers in prime locations in Shanghai and Beijing, with cash consideration of $9,934.  Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$1,413
Non-current assets	5,459
Current liabilities	(3,006)

Total	3,866

Intangible assets acquired:
Customer relationship	2,472	3.0 years
Operating license	80	1.9-2.8 years
Goodwill	7,570
Deferred tax liability	(666)

Total	9,456

Non-controlling interest	(3,388)

Total consideration	$9,934

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of WA Health Care have been included in the Group’s consolidated financial statements since the date of acquisition.  WA Health Care contributed net revenue of $494, and net loss of $203 to the Group’s consolidated statements of operations in the year ended March 31, 2015.

(15)	Pro forma information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2013 and 2014 assuming that the acquisitions of iKang Shanghai Jianwei, iKang Changchun, iKang Guangzhou Wokang, Yuanhua, Nanjing Aoyang, Zhejiang Ailikang and MediFast occurred as of April 1, 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma net revenue	$161,447	$215,104
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$12,818	$21,110

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2014 and 2015 assuming that the acquisitions of Yuanhua, Nanjing Aoyang, Zhejiang Ailikang, MediFast, Shanghai Huajian Management, iKang Shenyang Hospital, iKang Shenyang Ningshan Hospital, Gold iKang Shenyang Hospital, iKang Tianjin Hedong Dongrun, iKang Tianjin Hexi Fenghui and WA Health Care occurred as of April 1, 2013. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2014	2015
	(Unaudited)	(Unaudited)

Pro forma net revenue	$238,706	$305,493
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$18,387	$25,299

(16)	Acquisition of Assets

On March 26, 2013, the Group acquired the operating license of iKang Shenzhen Kefa with a cash consideration of $167.

On September 22, 2014, the Group acquired the operating license of Foshan iKang Guobin Clinic Co., Ltd. with a cash consideration of $242.

On October 15, 2014, the Group acquired the operating license of Suzhou Aoyang Clinic Co., Ltd. (“Suzhou Aoyang”) with a cash consideration of $1,129.